CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Share capital Common shares	Pre-funded warrants	Warrants	Options	RSU and PSUs	Contributed surplus	Deficit	Accumulated other comprehensive Income (loss)
Balance (in shares) at Mar. 31, 2024		20,001,404		0
Balance at Mar. 31, 2024	$ 215,445	$ 331,000		$ 0	$ 19,060	$ 30,283	$ 0	$ 8,756	$ (173,786)	$ 132
Changes in equity [abstract]
Adjustment for fractional shares upon share consolidation (in shares)		2
At-the-market offering - net of share issuance costs (in shares)		1,609,298
At-the-market offering - net of share issuance costs	14,666	$ 14,666
Share issuance costs	(361)	$ (361)
Options forfeited/expired	0					(23,870)		23,870
Share-based compensation	31,282				1,433	29,849
Unrealized loss on translation of foreign operations	(14,428)									(14,428)
Net loss for the year	(81,607)								(81,607)
Balance (in shares) at Mar. 31, 2025		21,610,704		0
Balance at Mar. 31, 2025	164,997	$ 345,305		$ 0	20,493	36,262	0	32,626	(255,393)	(14,296)
Changes in equity [abstract]
Foreign exchange impact of change in functional currency	0	$ (22,292)			(1,299)	(3,272)		(1,731)	13,856	14,738
Share issuance net of share issuance costs (in shares)		22,277,750
Share issuance net of share issuance costs	135,919	$ 120,165			15,754
Pre-funded warrants net of issuance costs (in shares)				4,605,500
Pre-funded Warrants Net Of Issuance Costs	28,099			$ 24,842	3,257
Pre-funded warrants exercised (in shares)		1,565,246		(1,565,250)
Pre-funded warrants exercised	0	$ 8,443		$ (8,443)
At-the-market offering - net of share issuance costs (in shares)		1,422,423
At-the-market offering - net of share issuance costs	10,133	$ 10,133
Share issuance costs	(205)	$ (205)
Conversion of convertible debentures - net of issuance costs (in shares)		4,584,856
Conversion of convertible debentures - net of issuance costs	29,815	$ 29,815
Class B shares cancellation (in shares)		(9,496)
Class B shares cancellation	0	$ (373)						373
Options exercised (in shares)		7,894
Options exercised	53	$ 90				(37)
Restricted share units vested (in shares)			183,328
Restricted share units vested	0	1,096					(1,096)
Shares withheld for tax obligations (in shares)			(10,901)
Shares withheld related to employee tax obligations	(75)	$ (75)
Options forfeited/expired	0					(3,704)		3,704
Share-based compensation	10,863					2,314	8,549
Unrealized loss on translation of foreign operations	188									188
Net loss for the year	(147,998)								(147,998)
Balance (in shares) at Mar. 31, 2026		51,631,804		3,040,250
Balance at Mar. 31, 2026	$ 231,789	$ 492,102		$ 16,399	$ 38,205	$ 31,563	$ 7,453	$ 34,972	$ (389,535)	$ 630